Loans, Allowance for Loan Losses and Credit Quality - Summary of Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Segment and Based on Impairment Method (Detail) - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Accounts Notes And Loans Receivable [Line Items]
Beginning Balance			$ 6,577	$ 4,881	$ 4,881	$ 4,007
Provision (credit) for loan losses	$ 540	$ 480	1,080	960	1,960	1,740
Loan charge-offs			(809)	(125)	(502)	(1,039)
Loan recoveries			256	154	238	173
Ending Balance	7,104	5,870	7,104	5,870	6,577	4,881
Ending Balance, Individually evaluated for impairment	378	894	378	894	725	908
Collectively evaluated for impairment	6,726	4,976	6,726	4,976	5,852	3,973
Individually evaluated for impairment	4,560	4,792	4,560	4,792	4,507	5,562
Collectively evaluated for impairment	746,233	613,250	746,233	613,250	708,659	544,822
Total	751,315	618,042	751,315	618,042	$ 714,177	$ 550,384
Loans, Percent of loans in each category to total loans					100.00%	100.00%
Home Equity Lines of Credit
Accounts Notes And Loans Receivable [Line Items]
Beginning Balance			394	333	$ 333	$ 190
Provision (credit) for loan losses			(23)	41	69	239
Loan charge-offs				(20)	(20)	(100)
Loan recoveries			50	12	12	4
Ending Balance	421	366	421	366	394	333
Collectively evaluated for impairment	421	366	421	366	394	333
Individually evaluated for impairment	319	100	319	100	100	100
Collectively evaluated for impairment	41,586	37,779	41,586	37,779	38,940	35,733
Total	41,905	37,879	41,905	37,879	$ 39,040	$ 35,833
Loans, Percent of loans in each category to total loans					5.50%	6.50%
Financial Asset Acquired with Credit Deterioration [Member]
Accounts Notes And Loans Receivable [Line Items]
Acquired loans with deteriorated credit quality	522		522		$ 1,011
Residential Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total	196,167		196,167		184,926	$ 137,722
Commercial Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total	237,566		237,566		219,808	181,225
Construction and Land Development
Accounts Notes And Loans Receivable [Line Items]
Total	109,602		109,602		102,110	66,564
Commercial Loans
Accounts Notes And Loans Receivable [Line Items]
Beginning Balance			1,375	954	954	829
Provision (credit) for loan losses			244	232	566	487
Loan charge-offs			(121)	(75)	(284)	(466)
Loan recoveries			68	86	139	104
Ending Balance	1,566	1,197	1,566	1,197	1,375	954
Ending Balance, Individually evaluated for impairment	308	146	308	146	143	174
Collectively evaluated for impairment	1,258	1,051	1,258	1,051	1,232	780
Individually evaluated for impairment	422	269	422	269	262	301
Collectively evaluated for impairment	127,851	122,557	127,851	122,557	134,163	105,508
Total	128,332	122,826	128,332	122,826	$ 134,426	$ 105,809
Loans, Percent of loans in each category to total loans					18.80%	19.20%
Commercial Loans | Financial Asset Acquired with Credit Deterioration [Member]
Accounts Notes And Loans Receivable [Line Items]
Acquired loans with deteriorated credit quality	59		59		$ 1
Consumer Loans
Accounts Notes And Loans Receivable [Line Items]
Beginning Balance			326	217	217	$ 199
Provision (credit) for loan losses			99	19	136	113
Loan charge-offs			(101)	(30)	(48)	(109)
Loan recoveries			24	12	21	14
Ending Balance	348	218	348	218	326	217
Ending Balance, Individually evaluated for impairment		8		8	13	10
Collectively evaluated for impairment	348	210	348	210	313	207
Individually evaluated for impairment	27	63	27	63	54	87
Collectively evaluated for impairment	37,670	25,662	37,670	25,662	33,726	23,144
Total	37,743	25,725	37,743	25,725	$ 33,867	$ 23,231
Loans, Percent of loans in each category to total loans					4.70%	4.20%
Consumer Loans | Financial Asset Acquired with Credit Deterioration [Member]
Accounts Notes And Loans Receivable [Line Items]
Acquired loans with deteriorated credit quality	46		46		$ 87
Mortgage Loans on Real Estate
Accounts Notes And Loans Receivable [Line Items]
Total	543,335		543,335		506,844	$ 385,511
Mortgage Loans on Real Estate | Residential Real Estate
Accounts Notes And Loans Receivable [Line Items]
Beginning Balance			1,579	1,167	1,167	602
Provision (credit) for loan losses			197	207	438	573
Loan charge-offs			(587)		(41)	(32)
Loan recoveries			7	13	15	24
Ending Balance	1,196	1,387	1,196	1,387	1,579	1,167
Ending Balance, Individually evaluated for impairment	17	525	17	525	507	526
Collectively evaluated for impairment	1,179	862	1,179	862	1,072	641
Individually evaluated for impairment	1,298	2,003	1,298	2,003	2,008	2,611
Collectively evaluated for impairment	194,566	149,713	194,566	149,713	182,586	135,111
Total	196,167	151,716	196,167	151,716	$ 184,926	$ 137,722
Loans, Percent of loans in each category to total loans					25.90%	25.10%
Mortgage Loans on Real Estate | Residential Real Estate | Financial Asset Acquired with Credit Deterioration [Member]
Accounts Notes And Loans Receivable [Line Items]
Acquired loans with deteriorated credit quality	303		303		$ 332
Mortgage Loans on Real Estate | Commercial Real Estate
Accounts Notes And Loans Receivable [Line Items]
Beginning Balance			1,961	1,604	1,604	$ 1,456
Provision (credit) for loan losses			457	305	453	440
Loan charge-offs					(109)	(308)
Loan recoveries			99	5	13	16
Ending Balance	2,517	1,914	2,517	1,914	1,961	1,604
Ending Balance, Individually evaluated for impairment	51	202	51	202	54	187
Collectively evaluated for impairment	2,466	1,712	2,466	1,712	1,907	1,417
Individually evaluated for impairment	2,342	2,194	2,342	2,194	1,925	2,295
Collectively evaluated for impairment	235,170	192,208	235,170	192,208	217,445	178,930
Total	237,566	194,402	237,566	194,402	$ 219,808	$ 181,225
Loans, Percent of loans in each category to total loans					30.80%	32.90%
Mortgage Loans on Real Estate | Commercial Real Estate | Financial Asset Acquired with Credit Deterioration [Member]
Accounts Notes And Loans Receivable [Line Items]
Acquired loans with deteriorated credit quality	54		54		$ 438
Mortgage Loans on Real Estate | Construction and Land Development
Accounts Notes And Loans Receivable [Line Items]
Beginning Balance			942	606	606	$ 731
Provision (credit) for loan losses			106	156	298	(112)
Loan charge-offs						(24)
Loan recoveries			8	26	38	11
Ending Balance	1,056	788	1,056	788	942	606
Ending Balance, Individually evaluated for impairment	2	13	2	13	8	11
Collectively evaluated for impairment	1,054	775	1,054	775	934	595
Individually evaluated for impairment	152	163	152	163	158	168
Collectively evaluated for impairment	109,390	85,331	109,390	85,331	101,799	66,396
Total	109,602	$ 85,494	109,602	$ 85,494	$ 102,110	$ 66,564
Loans, Percent of loans in each category to total loans					14.30%	12.10%
Mortgage Loans on Real Estate | Construction and Land Development | Financial Asset Acquired with Credit Deterioration [Member]
Accounts Notes And Loans Receivable [Line Items]
Acquired loans with deteriorated credit quality	$ 60		$ 60		$ 153